UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2011

Date of reporting period:  September 30, 2010

Item 1. Reports to Stockholders.

Dear fellow shareholder:

A dramatic one-day sell off and the best September performance in 71 years are among the events that made market history during the six-months from April 1 to September 30, 2010 covered in this report.

First a ride down . . .
The on-again, off-again rally that started after the market hit bottom in March 2009 peaked in April 2010, and The Teberg Fund’s share price rose to $10.29 on April 26, 2010.  Unfortunately, the ascent ended rather abruptly, due in part to the Gulf oil spill on April 20 and bad domestic and global economic news, including the financial meltdown in Greece.  As investors anxiously watched the shaky European economy, an unprecedented event in our own market dominated the headlines.  On May 6, near the close of the trading day, Proctor & Gamble stock dropped nearly 40% and helped trigger a 900-point sell off.  Many of us were glued to our computer screens and televisions as we witnessed one of the most dramatic 30-minute periods in ma market history while commentators tried to figure out what was happening.

It’s unclear whether the cause was a single trading error possible only in this high-tech, instant-response world or something more complicated, but the result was clear.  It shook the confidence of investors who had been beaten up in the 2008 crash and wiped out some of the gain they had been so gratified to see.  When the dust cleared on June 30 at the end of the second quarter, our share price had dropped to $9.14.

About face for September . . .
It looked as if the third quarter would also produce lackluster results as we heard Fed Chairman Ben Bernanke declare in July that the outlook for the economy was “unusually uncertain,” confirming what we already knew about declining home prices, high unemployment and a black cloud over the business sector. The market continued to falter in July and August and we braced for another historically rough September which we expected to live up to its reputation as one of the worst months of the year. To almost everyone’s surprise, September did just the opposite and produced the best return since 1939, due in part to increased consumer spending, a continued manufacturing recovery and a drop in jobless claims.

This strong September was especially surprising to me personally as I had spent many months rechecking data about its performance over the past 60 years for a presentation before an international group of financial professionals in Naples, Florida on October 7. One of the key points in my discussion of historical market trends was that September almost always produced negative market returns, and I had the charts to prove it.  While I was glad to see the trend reverse, it meant I had to do a last-minute rewrite to include this exception to the rule.

While The Teberg Fund benefitted from this exceptional September performance and ended the third quarter with our share price back up to $9.64, we had positioned our portfolio somewhat conservatively and therefore gave up some of the potential gain.  In the end, this six month period proved especially challenging for those of us who make investment decisions based on economic indicators and historic trends because the market didn’t react as expected.  As always, we try to err on the side of caution and limit our exposure when we sense a threat, even if it means not fully participating in a rally.

Will we again rewrite history?
Time will tell if another cornerstone of my presentation in Florida will hold true this year as we approach the historically strong months of November and December with the added potential of a mid-term election year rally.  With the early campaign start and the big budgets available to sway voters, this could be another period for the history books as we anticipate the change and better times promised by the candidates.

In this climate of market headlines, The Teberg Fund continues to aim for steady growth and minimum drama for our shareholders.

We appreciate the confidence and support of those of you who have received every one of the nine semi-annual reports we’ve prepared in our history and those who are receiving one for the first time.

Sincerely,

Curtis A. Teberg
Portfolio Manager

Past performance does not guarantee future results.
The above discussion is based on the opinions of Curtis A. Teberg, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Because the Fund is a “fund of funds,” your cost of investing in the Fund may be higher than your cost of investing directly in the shares of the mutual funds in which the Fund invests.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds.  These risks include, but are not limited to, risks involved with non-diversification and investments in smaller capitalization companies and lower rated securities.  The Fund may also commit up to 80% of its assets to high yield funds containing lower rated securities that are subject to a higher risk of default.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for a completed list of Fund holdings.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced and ratings may have been lower.

Must be preceded or accompanied by a prospectus.

Distributed by Quasar Distributors, LLC (11/10)

The Teberg Fund
Expense Example
at September 30, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/10 – 9/30/10).

Actual Expenses
The first line of the following table provides information about actual account values and actual expenses, with actual net expenses being limited to 2.50% per the advisory agreement. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

The Teberg Fund
Expense Example
at September 30, 2010 (Unaudited), continued

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/10	9/30/10	4/1/10 – 9/30/10*

Actual	$1,000.00	$969.80	$11.51

Hypothetical (5% return before expenses)	$1,000.00	$1,013.39	$11.76

*Expenses are equal to the Fund’s annualized expense ratio of 2.33%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

The Teberg Fund
Allocation of Portfolio Assets
at September 30, 2010 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Teberg Fund
Schedule of Investments
at September 30, 2010 (Unaudited)

SHARES		VALUE
	COMMON STOCKS - 1.79%
5	Berkshire Hathaway, Inc. - Class A*	$622,500
	TOTAL COMMON STOCKS (Cost $590,955)	622,500

	EQUITY FUNDS - 6.23%
1,700	American EuroPacific Growth Fund - Class A	67,478
7,446	BlackRock Energy & Resources Portfolio - Class A*	228,071
18,950	Brandywine Fund*	417,278
111,664	Columbia Seligman Communications and
	Information Fund - Class A*	469,126
3,669	FPA Capital Fund, Inc.	127,240
3,331	Mairs & Power Growth Fund	222,562
14,946	MFS Mid Cap Growth Fund - Class A*	118,673
3,464	The Parnassus Fund	126,091
10,399	Perkins Small Cap Value Fund - Class A*	232,841
6,614	Prudential Jennison Mid-Cap Growth Fund, Inc. - Class A	163,297
	TOTAL EQUITY FUNDS (Cost $2,015,473)	2,172,657

	EXCHANGE-TRADED FUNDS - 4.67%
2,400	Oil Services HOLDRs Trust	271,560
2,000	SPDR Gold Trust*	255,820
11,674	Ultra Dow30 ProShares	548,328
13,978	Ultra S&P500 ProShares	550,174
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,501,074)	1,625,882

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Schedule of Investments
at September 30, 2010 (Unaudited), continued

SHARES		VALUE

	FIXED INCOME FUNDS - 74.89%
2,040,296	BlackRock High Income Fund - Class I	$9,446,570
672,419	DWS High Income Fund - Institutional Class	3,207,437
558,557	Eaton Vance Income Fund of Boston - Class I	3,200,530
248,522	Invesco High Yield Fund - Class A	1,046,279
2,504,467	John Hancock High Yield Fund - Class A	9,191,395
	TOTAL FIXED INCOME FUNDS (Cost $26,063,937)	26,092,211

	MONEY MARKET FUNDS - 10.93%
3,808,097	Fidelity Institutional Money Market Portfolio,
	Class I, 0.20%+	3,808,097
	TOTAL MONEY MARKET FUNDS (Cost $3,808,097)	3,808,097
	Total Investments (Cost $33,979,536) - 98.51%	34,321,347
	Other Assets in Excess of Liabilities - 1.49%	520,367
	NET ASSETS - 100.00%	$34,841,714

* Non-income producing security.
+ Rate shown is the 7-day yield as of September 30, 2010.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statement of Assets and Liabilities
at September 30, 2010 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $33,979,536)	$34,321,347
Receivables
Securities sold	584,314
Dividends and interest receivable	8,714
Prepaid expenses	4,316
Total assets	34,918,691
LIABILITIES
Payables
Due to advisor	42,436
Audit fees	9,259
Distribution fees	7,073
Administration fees	5,658
Transfer agent fees and expenses	3,726
Fund accounting fees	4,487
Legal fees	449
Chief Compliance Officer fee	1,174
Custodian fees	1,380
Accrued other expenses	1,335
Total liabilities	76,977
NET ASSETS	$34,841,714

Net asset value, offering and redemption price per share
[$34,841,714 / 3,615,799 shares outstanding;
unlimited number of shares (par value $0.01)
authorized]	$9.64

COMPONENTS OF NET ASSETS
Paid-in capital	$37,145,416
Undistributed net investment income	794,636
Accumulated net realized loss on investments	(3,440,149)
Net unrealized appreciation on investments	341,811
NET ASSETS	$34,841,714

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statement of Operations
For The Six Months Ended September 30, 2010 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$1,065,905
Interest	3,657
Total income	1,069,562

Expenses
Advisory fees (Note 4)	263,528
Distribution fees (Note 5)	43,921
Administration fees (Note 4)	35,137
Transfer agent fees and expenses (Note 4)	15,502
Fund accounting fees (Note 4)	13,333
Audit fees	9,259
Legal fees	8,020
Trustee fees	3,968
Registration fees	3,918
Custody fees (Note 4)	3,759
Shareholder reporting	3,585
Chief Compliance Officer fee (Note 4)	3,509
Insurance	2,241
Other	1,857
Total expenses	411,537
Less: expenses waived by Advisor (Note 4)	(1,757)
Net expenses	409,780
Net investment income	659,782

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on security transactions	(1,095,203)
Net change in unrealized depreciation
on investments	(702,621)
Net realized and unrealized loss on investments	(1,797,824)
Net Decrease in Net Assets Resulting
from Operations	$(1,138,042)

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$659,782	$1,509,351
Net realized gain/(loss) on security transactions	(1,095,203)	2,094,885
Capital gain distributions from regulated
investment companies	—	1,943
Net change in unrealized appreciation/
(depreciation) on investments	(702,621)	8,356,930
Net increase/(decrease) in net assets
resulting from operations	(1,138,042)	11,963,109
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(1,805,996)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	(758,031)	656,481
Total increase/(decrease) in net assets	(1,896,073)	10,813,594
NET ASSETS
Beginning of period	36,737,787	25,924,193
End of period	$34,841,714	$36,737,787
Includes undistributed net investment
income of:	$794,636	$134,854

(a) A summary of share transactions is as follows:

	Six Months Ended		Year Ended
	September 30, 2010 (Unaudited)		March 31, 2010

	Shares	Paid-in Capital	Shares	Paid-in Capital

Shares sold	58,804	$550,030	158,580	$1,523,525
Shares reinvested	—	—	183,350	1,805,996
Shares redeemed	(138,128)	(1,308,061)	(281,427)	(2,673,040)
Net increase/(decrease)	(79,324)	$(758,031)	60,503	$656,481

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended September 30, 2010		Year Ended March 31,
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.94		$7.13	$9.84	$11.06	$11.78	$10.83
Income from investment operations:
Net investment income (1)	0.18		0.43	0.14	0.26	0.38	0.13
Net realized and unrealized gain/
(loss) on investments	(0.48)		2.89	(2.81)	(0.44)	0.41	1.03
Total from investment operations	(0.30)		3.32	(2.67)	(0.18)	0.79	1.16
Less distributions:
From net investment income	—		(0.51)	(0.04)	(0.32)	(0.35)	(0.13)
From net realized gain on investments	—		—	—	(0.72)	(1.16)	(0.08)
Total distributions	—		(0.51)	(0.04)	(1.04)	(1.51)	(0.21)
Net asset value, end of period	$9.64		$9.94	$7.13	$9.84	$11.06	$11.78
Total return	-3.02	%(3)	46.59%	-27.14%	-1.94%	6.81%	10.79%

Ratios/supplemental data:
Net assets, end of period (thousands)	$34,842		$36,738	$25,924	$35,822	$37,070	$34,600
Ratio of expenses to average net assets: (2)
Before expense waiver	2.34	% (4)	2.33%	2.34%	2.32%	2.29%	2.33%
After expense waiver	2.33	% (4)	2.32%	2.32%	2.25%	2.21%	2.25%
Ratio of net investment income to average
net assets: (2)
Before expense waiver	3.75	% (4)	4.52%	1.64%	2.27%	3.15%	1.08%
After expense waiver	3.76	% (4)	4.53%	1.66%	2.34%	3.23%	1.16%
Portfolio turnover rate	62.60	% (3)	142.44%	183.32%	198.92%	150.86%	113.59%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Notes to Financial Statements
at September 30, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

The Teberg Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund began operations on April 1, 2002.  The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by the tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2007-2009, or expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Arizona; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders

The Teberg Fund
Notes to Financial Statements
at September 30, 2010 (Unaudited), continued

from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of September 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive

The Teberg Fund
Notes to Financial Statements
at September 30, 2010 (Unaudited), continued

market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in other mutual funds are valued at their net asset value per share, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Equity securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events. When the Fund is unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Teberg Fund
Notes to Financial Statements
at September 30, 2010 (Unaudited), continued

If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund, or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds’ Board of Trustees.

Short-Term Notes - Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Financials	$622,500	$—	$—	$622,500
Total Equity	622,500	—	—	622,500
Exchange-Traded Funds	1,625,882	—	—	1,625,882
Open-End Funds	28,264,868	—	—	28,264,868
Short-Term Investments	3,808,097	—	—	3,808,097
Total Investments
in Securities	$34,321,347	$—	$—	$34,321,347

New Accounting Pronouncement - In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (a) transfers into and out of levels 1 and 2, and (b) purchases, sales, issuances, and settlements on a gross basis relating to level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure will have on the Funds’ financial statement disclosures.

The Teberg Fund
Notes to Financial Statements
at September 30, 2010 (Unaudited), continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2010, First Associated Investment Advisors, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.50% based upon the average daily net assets of the Fund.  For the six months ended September 30, 2010, the Fund incurred $263,528 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 2.50% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  There were no expenses subject to recapture pursuant to the aforementioned conditions at September 30, 2010.  For the six months ended September 30, 2010, the Advisor received $1,757 in 12b-1 fees from underlying funds that were purchased through a broker. The 12b-1 fees received by the Fund are included in the expense waiver in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended September 30, 2010, the Fund incurred $35,137 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves

The Teberg Fund
Notes to Financial Statements
at September 30, 2010 (Unaudited), continued

as the Fund’s custodian.  For the six months ended September 30, 2010, the Fund incurred $13,333, $9,067, and $3,759 in fund accounting, transfer agency (excluding out-of-pocket expenses), and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the six months ended September 30, 2010, the Fund was allocated $3,509 of the Chief Compliance Officer fee.

NOTE 5 – DISTRIBUTION FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and services activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended September 30, 2010, the Fund paid the Distribution Coordinator $43,921.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2010, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $19,985,463 and $21,908,204, respectively.

NOTE 7– LINE OF CREDIT

The Teberg Fund has a line of credit in the amount of $7,800,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the six months ended September 30, 2010, the Fund did not draw upon the line of credit.

The Teberg Fund
Notes to Financial Statements
at September 30, 2010 (Unaudited), continued

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2010 and the year ended March 31, 2010 were as follows:

	Sept. 30, 2010	March 31, 2010
Ordinary income	—	$1,805,996

As of March 31, 2010, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$34,435,476
Gross tax unrealized appreciation	1,213,342
Gross tax unrealized depreciation	(214,497)
Net tax unrealized appreciation	998,845
Undistributed ordinary income	134,854
Undistributed long-term capital gain	—
Total distributable earnings	134,854
Other accumulated gains/(losses)	(2,299,359)
Total accumulated earnings/(losses)	$(1,165,660)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

At March 31, 2010, the Fund had a capital loss carry forward of $2,299,359, which expires as follows:

Year	Amount
2017	$2,047,240
2018	252,119
$2,299,359

The Teberg Fund
Notice to Shareholders
at September 30, 2010 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-209-1964 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of The Teberg Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2010

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2010 is available without charge, upon request, by calling 1-866-209-1964.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information included in the Fund’s Form N-Q is also available by calling 1-866-209-1964.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-209-1964 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Advisor
First Associated Investment Advisors, Inc.
5161 Miller Trunk Highway
Duluth, MN  55811

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 209-1964

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-866-209-1964.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    12/2/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
   Douglas G. Hess, President

Date    12/2/10

By (Signature and Title)*    /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date    12/2/10

* Print the name and title of each signing officer under his or her signature